Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Accounts Receivable
Accounts receivable consist of the following:

As of December 31	2014	2015
(in thousands)	EUR	EUR

Accounts receivable, gross	1,054,574	809,299
Allowance for doubtful receivables	(2,070)	(5,603)
Accounts receivable, net	1,052,504	803,696

Allowance for Doubtful Receivables
Movements of the allowance for doubtful receivables are as follows:

Year ended December 31	2014	2015
(in thousands)	EUR	EUR

Balance at beginning of year	(1,848)	(2,070)
Addition for the year [1]	(133)	(3,870)
Effect of changes in exchange rates	(98)	(131)
Utilization of the provision	9	468
Balance at end of year	(2,070)	(5,603)

1.	The addition for the year is recorded in cost of sales.